Fair value of Above/Below Market Acquired Time Charters - Future Amortization (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated aggregate amortization expense of the above market acquired time charters
December 31, 2014	$ 5,080
December 31, 2015	2,898
Total	$ 7,978	$ 14,330	$ 20,699	$ 23,065
Amortization weighted-average period	1 year 7 months 8 days